Retirement-Related Benefits - Investment Strategy (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
United States | Personal Pension Plan (PPP) | Fixed-income securities
Investment Policies And Strategies
Target allocation (as a percent)	55.00%
United States | Personal Pension Plan (PPP) | Equity securities
Investment Policies And Strategies
Target allocation (as a percent)	15.00%
United States | Personal Pension Plan (PPP) | Other
Investment Policies And Strategies
Target allocation (as a percent)	30.00%
United States | Personal Pension Plan (PPP) | Private equities and private real estate investments
Investment Policies And Strategies
Fair Value of plan assets	$ 1,753
Commitments for future investments in private markets	$ 1,720
Non-U.S. Plans | Maximum
Investment Policies And Strategies
Percentage of board members, elected by employees and retirees for managing investments (as a percent)	50.00%
Non-U.S. Plans | Fixed-income securities
Investment Policies And Strategies
Target allocation (as a percent)	57.00%
Non-U.S. Plans | Equity securities
Investment Policies And Strategies
Target allocation (as a percent)	18.00%
Non-U.S. Plans | Other
Investment Policies And Strategies
Target allocation (as a percent)	9.00%
Non-U.S. Plans | Insurance contracts
Investment Policies And Strategies
Target allocation (as a percent)	17.00%